SCHEDULE OF ACCOUNTS RECEIVABLE AND ALLOWANCE FOR DOUBTFUL ACCOUNTS (Details)	Mar. 31, 2025 USD ($)	Mar. 31, 2025 CNY (¥)	Sep. 30, 2024 CNY (¥)	Sep. 30, 2023 CNY (¥)
Credit Loss [Abstract]
Accounts receivable		¥ 17,792,273	¥ 13,318,276
Less: allowance for doubtful accounts		(738,023)	(641,101)	¥ (1,271,180)
Total Accounts receivable, net	$ 2,350,138	¥ 17,054,250	¥ 12,677,175